Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair value measurement on Company's assets and liabilities

	As of September 30, 2011
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
Corporate bonds	—	58,742	58,742
Government guaranteed debt	—	102,112	102,112
U.S. agency securities	—	65,724	65,724
Supranational and sovereign debt	—	23,771	23,771
Mortgages (including agencies and corporate)	—	18,948	18,948
Asset backed obligations	—	7,147	7,147
Commercial paper and certificates of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326